Leases - Lease liability (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease liabilities [abstract]
Current lease liabilities	$ 265	$ 286	$ 2,118
Non-current lease liabilities	454	704	6,284
Lease liabilities	$ 719	$ 990	$ 8,402